SUPPLEMENT DATED DECEMBER 17, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
FOR PRINCIPAL FUNDS, INC.
DATED MARCH 1, 2009
(as supplemented on March 20, 2009, May 4, 2009, June 19, 2009,
August 10, 2009, August 25, 2009, September 21, 2009,
September 30, 2009, and November 12, 2009)

This supplement updates information currently in the Statement of Additional Information. Retain this supplement with the Statement of Additional Information.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisors

On or about January 11, 2010, replace the following line of information for Pyramis (found on page 78) with the following:

Fund(s):	a portion of the assets of International I

On or about January 11, 2010, insert the following information in this section:

Sub-Advisor:	Schroder Investment Management North America Inc. (“Schroder Inc.”) is an indirect wholly-owned subsidiary of Schroders plc, a public company that is an asset manager listed on the London Stock
Exchange.

Fund(s):	a portion of the assets of International I

The Sub-Sub-Advisors

On or about January 11, 2010, insert the following in this section:

Principal and Schroder Investment Management North America Inc. ("Schroder Inc.") have entered into a sub-sub-
advisory agreement with Schroder Investment Management North America Limited ("Schroder Limited") for the portion of the International Fund I’s portfolio assets allocated to Schroder Inc. Under the agreement, Schroder Limited agrees to manage the day-to-day investment of the Fund’s assets allocated to it consistent with the Fund’s investment objectives, policies and restrictions and will be responsible for, among other things, placing all orders for the purchase and sale of portfolio securities, subject to supervision and monitoring by Schroder Inc. and oversight by the Board. Each firm, at its own expense, will provide all investment, management, and administrative personnel, facilities, and equipment necessary for the investment advisory services which it conducts for the Fund.

Under the agreement, Schroder Inc. pays Schroder Limited a fee which is accrued daily and paid monthly (calculated as percentage of the average daily net assets managed by the firm). Entering into these agreements does not change the management fee that the Fund pays Principal under its Management Agreement or the sub-advisory fee that Principal pays Schroder Inc. under its sub-advisory agreement. Schroder Inc., and not the Fund, will bear the expenses of the services that Schroder Limited provides to the Fund under the agreements.

All other Funds

On or about January 1, 2010, replace the sub-advisory fee schedule for the Inflation Protection Fund (BlackRock) with the following:

Net Asset
Value of Fund
Fund	All Assets
Inflation Protection (BlackRock)	0.08%

On or about January 1, 2010, the following language should be added to the fee schedules listed below:

Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

International Fund I (Pyramis)	International Value Fund I (AXA Rosenberg)
International Value Fund I (Causeway)	LargeCap Blend Fund I (GSAM)
LargeCap Blend Fund II (ClearBridge)	LargeCap Blend Fund II (T. Rowe Price)
LargeCap Growth Fund I (T. Rowe Price)	LargeCap Growth Fund II (American Century)
LargeCap Value Fund I (TS&W)	LargeCap Value Fund I (UBS Global AM)
LargeCap Value Fund III (AllianceBernstein)	LargeCap Value Fund III (Westwood)
MidCap Growth Fund III (Jacobs Levy)	MidCap Growth Fund III (Mellon Capital)
MidCap Growth Fund III (Turner)	MidCap Value Fund I (GSAM)
MidCap Value Fund I (LA Capital)	SmallCap Growth Fund I (AllianceBernstein)
SmallCap Growth Fund I (CCI)	SmallCap Growth Fund II (Emerald)
SmallCap Growth Fund II (Essex)	SmallCap Value Fund I (J.P. Morgan)
SmallCap Value Fund I (Mellon Capital)	SmallCap Value Fund II (Dimensional)
SmallCap Value Fund II (LA Capital)	SmallCap Value Fund II (Vaughan Nelson)

On or about January 11, 2010, insert the following in this section:

	First $150	Next $150	Over $300
Fund	million	million	million
International I (Schroder Inc.)	0.45%	0.40%	0.35%

Cash and cash equivalents shall be included in the Series net assets calculation up to a maximum of 1.00% of the Series net assets.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

Sub-Advisor: Emerald
Add the following to the information to the Other Accounts Managed table (information as of September 30, 2009):

		Total	Total	Number of	Total Assets
		Number	Assets in	Accounts that	of the
		of	the	base the	Accounts that
		Accounts	Accounts	Advisory Fee	base the
			(in $	on	Advisory Fee
			millions)	Performance	on
Performance
(in $ millions)
Peter J. Niedland, CFA		52	$1,196	0	0
SmallCap Growth Fund II
Registered investment companies		1	$118	0	0
Other pooled investment vehicles		0	0	0	0
Other accounts		51	$1,078	0	0

Add the following to the information to the Ownership of Securities table (information as of September 30, 2009):

Portfolio Manager		Funds Managed by Portfolio Manager			Dollar Range of
		(list each fund on its own line)			Securities Owned by
the Portfolio Manager
Peter J. Niedland, CFA		SmallCap Growth Fund II			none

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Sub-Advisor: Van Kampen
Effective December 8, 2009, Mark Paris no longer serves as a portfolio manager for the California Municipal Fund or the
Tax-Exempt Bond Fund. Remove references to Mr. Paris from the SAI.

Sub-Sub-Advisor: Schroder Investment Management North America, Limited
Add the following to the information to the Other Accounts Managed table (information as of September 30, 2009)

	Total	Total	Number of	Total Assets
	Number	Assets in	Accounts that	of the
	of	the	base the	Accounts that
	Accounts	Accounts	Advisory Fee	base the
		(in $	on	Advisory Fee
		millions)	Performance	on
				Performance
				(in $ millions)
Virginie Maisonneuve
International Fund I
Registered investment companies	4	$7,613	2	$7,328
Other pooled investment vehicles	7	$868	1	$8
Other accounts	13	$9,349	2	$131

Simon Webber
International Fund I
Registered investment companies	2	$285	0	0
Other pooled investment vehicles	4	$311	0	0
Other accounts	8	$542	0	0

Add the following to the information to the Ownership of Securities table (information as of September 30, 2009):

Portfolio Manager	Funds Managed by Portfolio Manager			Dollar Range of
	(list each fund on its own line)			Securities Owned by
				the Portfolio Manager
Virginie Maisonneuve	International Fund I			None
Simon Webber	International Fund I			None

Appendix B
Proxy Voting Policies

Add the following Proxy Voting Policies:

3

PROXY VOTING & RELATED MATTERS

I.		Proxy Voting

Neither the Advisers Act nor ERISA contain regulations that provide specific guidance in this area. However, under the Advisers Act, the adviser is required to at all times act solely in the best interest of its clients. The DOL staff has gone further by issuing two letters in which it sets forth what it believes to be the proxy voting duties and obligations imposed on investment advisers by ERISA. They set forth specific duties to both the investment adviser and the Plan's "named fiduciary" (the
Plan trustees or other entity that appointed the adviser). As a result of these letters, the adviser and the named fiduciary have the following responsibilities:

	A.	There must be a clear delineation of the proxy voting responsibilities between the adviser and the client.

	B.	An adviser with proxy voting authority must take steps that are reasonable under the circumstances to verify that it has actually received all the proxies for which it has voting authority.

C. The named fiduciary who has delegated proxy voting authority to the investment adviser may not decide how the proxies are to be voted. However, it must periodically monitor the adviser's proxy voting activities.

D. In voting proxies, investment advisers must act prudently, solely in the interest of
Plan participants and beneficiaries, and for the exclusive purpose of providing benefits to them. An investment adviser must consider those factors that would affect the value of the Plan's investments and may not subordinate the interests of Plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. However, with respect to the related issue of making investment decisions, other DOL pronouncements emphasize that social considerations may be used in making investment decisions only to select among investments of equal risk and return.

	E.	In order to enable the ERISA Plan to properly monitor SIM NA’s proxy voting, both SIM NA’s voting activities and the ERISA client’s monitoring activities must be documented. The ERISA client must be able to review periodically not only
SIM NA’s proxy voting procedures but also the votes cast in specific cases.

In voting proxies, SIM NA will take into account the above stipulations and will follow these procedures with respect to all accounts, not just ERISA clients. The Proxy
Committee reviews all proxy votes and set proxy policy. Documentation of all proxy voting and authorizations by portfolio managers will be kept on file.

In general, SIM NA does not take direction from its clients with respect to voting proxies.

Procedures and SIM NA’s Proxy Voting Policies can be found in the Operations
Procedures.

4

II.	Tender Offers

With respect to the responsibilities of an adviser to an ERISA Plan in takeovers, a joint DOL/Department of the Treasury statement announced that ERISA does not require an adviser automatically to tender shares to capture any premium over market in these situations. Rather, the adviser must weigh the terms of any offer against the underlying intrinsic value of the company and the likelihood that the value will be realized by current management or by another offer.

In acting upon a tender offer, the adviser will continue to act in the best interests of the client, within the adviser’s obligations as a fiduciary.

III. Class Actions

When class action notices are received on behalf of SIM NA clients, it is SIM NA’s policy to recommend that eligible clients participate. Generally, SIM NA or the client’s custodian will prepare any necessary documents required to participate in the class action. See the Operations Manual for Class action procedures.

5

PROXY VOTING & RELATED MATTERS

I.	Proxy Voting

Neither the Advisers Act nor ERISA contain regulations that provide specific guidance in this area. However, under the Advisers Act, the adviser is required to at all times act solely in the best interest of its clients. The DOL staff has gone further by issuing two letters in which it sets forth what it believes to be the proxy voting duties and obligations imposed on investment advisers by ERISA. They set forth specific duties to both the investment adviser and the Plan's "named fiduciary" (the
Plan trustees or other entity that appointed the adviser). As a result of these letters, the adviser and the named fiduciary have the following responsibilities:

	A.	There must be a clear delineation of the proxy voting responsibilities between the adviser and the client.

	B.	An adviser with proxy voting authority must take steps that are reasonable under the circumstances to verify that it has actually received all the proxies for which it has voting authority.

C. The named fiduciary who has delegated proxy voting authority to the investment adviser may not decide how the proxies are to be voted. However, it must periodically monitor the adviser's proxy voting activities.

D. In voting proxies, investment advisers must act prudently, solely in the interest of
Plan participants and beneficiaries, and for the exclusive purpose of providing benefits to them. An investment adviser must consider those factors that would affect the value of the Plan's investments and may not subordinate the interests of Plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. However, with respect to the related issue of making investment decisions, other DOL pronouncements emphasize that social considerations may be used in making investment decisions only to select among investments of equal risk and return.

	E.	In order to enable the ERISA Plan to properly monitor SIM NA Ltd’s proxy voting, both SIM NA Ltd’s voting activities and the ERISA client’s monitoring activities must be documented. The ERISA client must be able to review periodically not only SIM NA Ltd’s proxy voting procedures but also the votes cast in specific cases.

In voting proxies, SIM NA Ltd will take into account the above stipulations and will follow these procedures with respect to all accounts, not just ERISA clients. The
Proxy Committee reviews all proxy votes and set proxy policy. Documentation of all proxy voting and authorizations by portfolio managers will be kept on file.

In general, SIM NA Ltd does not take direction from its clients with respect to voting proxies.

Procedures and SIM NA Ltd’s Proxy Voting Policies can be found in the Operations
Procedures.

6

II.	Tender Offers

With respect to the responsibilities of an adviser to an ERISA Plan in takeovers, a joint DOL/Department of the Treasury statement announced that ERISA does not require an adviser automatically to tender shares to capture any premium over market in these situations. Rather, the adviser must weigh the terms of any offer against the underlying intrinsic value of the company and the likelihood that the value will be realized by current management or by another offer.

In acting upon a tender offer, the adviser will continue to act in the best interests of the client, within the adviser’s obligations as a fiduciary.

III. Class Actions

When class action notices are received on behalf of SIM NA Ltd. clients, it is SIM NA
Ltd’s policy to recommend that eligible clients participate. Generally, SIM NA Ltd. or the client’s custodian will prepare any necessary documents required to participate in the class action.

7